BUSINESS COMBINATION AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

The purchase price was allocated on the acquisition date of Xixingdao as follows:

Account and other receivables	$305,866
Inventories	79,332
Other net assets	(12,884)
Distribution channel	3,145,260
Due to related party	(135,080)
Noncontrolling interest	(549,033)
Goodwill	6,940,530
Total purchase price	$9,773,991

SCHEDULE OF BUSINESS ACQUISITION PRO FORMA INFORMATION

The following unaudited pro forma information presents the combined results of operations for the years ended December 31, 2020 and 2019 as if the acquisition of Xixingdao had occurred as of January 1, 2020 and May 31, 2019, the inception date of Xixingdao. These unaudited pro forma results are presented for informational purpose only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the Company consummated the acquisition on January 1, 2020 or May 31, 2019, nor are they indicative of future results of operations:

	For the years ended December 31
	2020	2019
Pro forma net revenues	$5,327,633	$853,926
Pro forma net loss	3,634,335	159,007
Pro forma net loss attributable to Fortune Valley Treasures, Inc.	3,243,848	180,882